Finance receivables	3 Months Ended
Mar. 31, 2025
Finance receivables [abstract]
Finance receivables

6. Finance receivables

Finance receivables consist of secured loan receivables measured at amortized cost, net of allowance for expected credit losses. Finance receivables as at March 31, 2025, are as follows:

$
Balance – December 31, 2024	3,432,340
Additions	139,121
Add: Interest income	69,588
Less: Interest payments	(61,226)
Less: Principal payments	(557,467)
Effects of foreign exchange	(4,205)
Balance – March 31, 2025	3,018,151
Current	3,018,151
Non-current	-
Balance – March 31, 2025	3,018,151

Allowances for expected credit losses as at March 31, 2025, were $nil (December 31, 2024 - $nil). Finance receivables earn fees at fixed rates between 6%-8% per annum and have an average term to maturity of one year from the date of issuance. The loans are secured by residential property with a first or second collateral mortgage on the secured property. Loans are issued up to 55% of the initial appraised value of the secured property at the time of issuance.

Finance receivables include the following as at March 31, 2025:

$
Minimum payments receivable	2,904,403
Unearned income	113,748
Net investment	3,018,151
Allowance for credit losses	—
Finance receivables, net	3,018,151

As at March 31, 2025, all loans were classified at amortized cost.